INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
INCOME TAXES
Federal and state net operating loss carryforwards	$ 4,628,700
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2034
Uncertain tax positions	$ 0	$ 0